EA Series Trust
19 East Eagle Road
Havertown, PA 19083
September 9, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
Sparkline International Intangible Value ETF (S000086651)
Sparkline Emerging Markets Intangible Value ETF (S000086653)
Sparkline US Small Cap Intangible Value ETF (S000086652)
(the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 6, 2024, and filed electronically as Post-Effective Amendment No. 372 to the Trust’s Registration Statement on September 6, 2024.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (267) 393-5233.
Sincerely,
/s/ Alyssa M. Bernard
Alyssa M. Bernard
Secretary